OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
Common Stocks: 96.8%
Aerospace & Defense: 2.2%
16,360	L3Harris Technologies, Inc.	$2,775,801

Banks: 3.5%
21,550	First Republic Bank	2,284,085
23,735	JPMorgan Chase & Co.	2,232,514
		4,516,599

Chemicals: 2.1%
11,250	Air Products & Chemicals, Inc.	2,716,425

Commercial Services & Supplies: 3.5%
46,990	Waste Connections, Inc.	4,407,192

Diversified Consumer Services: 1.3%
14,560	Bright Horizons Family Solutions, Inc. [1]	1,706,432

Electric Utilities: 2.9%
15,588	NextEra Energy, Inc.	3,743,770

Equity Real Estate Investment Trusts - REITS: 6.6%
22,040	CoreSite Realty Corp.	2,668,163
19,795	Crown Castle International Corp.	3,312,693
19,025	PS Business Parks, Inc.	2,518,910
		8,499,766

Food & Staples Retailing: 2.0%
45,480	Sysco Corp.	2,485,937

Health Care Equipment & Supplies: 10.8%
11,350	Becton Dickinson and Co.	2,715,715
29,805	Danaher Corp.	5,270,418
46,865	Hologic, Inc. [1]	2,671,305
8,495	Teleflex, Inc.	3,092,010
		13,749,448

Insurance: 2.8%
44,345	The Progressive Corp.	3,552,478

Interactive Media & Services: 5.9%
5,374	Alphabet, Inc. - Class C [1]	7,596,740

IT Services: 3.7%
24,600	Visa, Inc. - Class A	4,751,982

Machinery: 1.5%
51,270	Pentair PLC	1,947,747

Media: 4.1%
10,307	Charter Communications, Inc. - Class A [1]	5,256,982

Multiline Retail: 3.3%
22,010	Dollar General Corp.	4,193,125

Oil, Gas & Consumable Fuels: 0.5%
11,530	Concho Resources, Inc.	593,795

Pharmaceuticals: 6.2%
22,185	Johnson & Johnson	3,119,877
64,000	Nektar Therapeutics [1]	1,482,240
38,545	Novartis AG - ADR	3,366,520
		7,968,637

Professional Services: 2.3%
39,525	IHS Markit Ltd.	2,984,137

Road & Rail: 4.6%
19,575	Old Dominion Freight Line, Inc.	3,319,724
15,435	Union Pacific Corp.	2,609,596
		5,929,320

Semiconductors & Semiconductor Equipment: 10.1%
69,360	Advanced Micro Devices, Inc. [1]	3,649,030
54,810	Applied Materials, Inc.	3,313,264
57,215	Micron Technology, Inc. [1]	2,947,717
12,850	Monolithic Power Systems, Inc.	3,045,450
		12,955,461

Software: 12.8%
161,380	FireEye, Inc. [1]	1,964,802
41,410	Microsoft Corp.	8,427,349
18,295	Synopsys, Inc. [1]	3,567,525
27,610	Zendesk, Inc. [1]	2,444,313
		16,403,989

Specialty Retail: 4.1%
11,250	The Home Depot, Inc.	2,818,237
27,870	Ross Stores, Inc.	2,375,639
		5,193,876

Total Common Stocks
(Cost $81,423,238)		123,929,639

Principal Amount
Bonds: 1.6%
Corporate Bonds: 1.6%
Food Products: 1.6%
	Tyson Foods, Inc.
$2,000,000	0.824% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	2,000,220

Total Corporate Bonds
(Cost $2,000,038)		2,000,220

Total Bonds
(Cost $2,000,038)		2,000,220

Shares
Short-Term Investments: 1.5%
Money Market Funds: 1.5%
1,916,927	Federated U.S. Treasury Cash Reserves - Class I, 0.071%[3]	1,916,927
Total Money Market Funds
(Cost $1,916,927)		1,916,927
Total Short-Term Investments
(Cost $1,916,927)		1,916,927
Total Investments in Securities: 99.9%
(Cost $85,340,203)		127,846,786
Other Assets in Excess of Liabilities: 0.1%		116,441
Total Net Assets: 100.0%		$127,963,227

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Variable rate security; rate shown is the rate in effect on June 30, 2020.
[3]	Annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$123,929,639	$–	$–	$123,929,639
Corporate Bonds[1]	–	2,000,220	–	2,000,220
Short-Term Investments	1,916,927	–	–	1,916,927
Total Assets:	$125,846,566	$2,000,220	$–	$127,846,786

[1] See Schedule of Investments for industry breakouts.